Risk management (Details 12) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Scenario 1 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (35,618)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (52,084)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 1 | Inflation
Portfolio Banking
Risk Factor	R$ (61,225)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 1 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (54,233)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (7,108)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (4,716)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 1 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (761)
Description	Exposures subject to Foreign Exchange
Scenario 1 | Total
Portfolio Banking
Risk Factor	R$ (215,744)	[1]
Scenario 2 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (497,773)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (644,255)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 2 | Inflation
Portfolio Banking
Risk Factor	R$ (370,602)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 2 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (720,883)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (93,628)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (80,963)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 2 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (19,022)
Description	Exposures subject to Foreign Exchange
Scenario 2 | Total
Portfolio Banking
Risk Factor	R$ (2,427,126)	[1]
Scenario 3 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (992,076)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (928,539)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 3 | Inflation
Portfolio Banking
Risk Factor	R$ (734,662)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 3 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (1,385,597)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (178,749)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (144,169)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 3 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (38,043)
Description	Exposures subject to Foreign Exchange
Scenario 3 | Total
Portfolio Banking
Risk Factor	R$ (4,401,836)	[1]

[1]	Amounts net of taxes.